Related parties - Transactions with related parties (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net operating revenue		$ 1,182	$ 1,162	$ 797
Financial result		344	(530)	(26)
Cost and operating expenses		(1,024)	(878)	(571)
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Financial result			15	23
Cost and operating expenses			(95)	(405)
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Net operating revenue		1,182	1,162	797
Financial result		344	(515)	(3)
Cost and operating expenses		(1,024)	(973)	(976)
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Net operating revenue		434	640	353
Financial result		(3)	3	8
Alianca Geracao de Energia S.A.
IfrsStatementLineItems [Line Items]
Net operating revenue			5	19
Cost and operating expenses		(121)	(105)	(105)
Pelletizing Companies [Member]
IfrsStatementLineItems [Line Items]
Financial result	[1]	(34)	(15)	(17)
Cost and operating expenses	[1]	(337)	(349)	(100)
Mrs Logistica S.a. [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		1
Cost and operating expenses		(397)	(279)	(227)
Norte Energia S.a. [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses		(135)	(114)	(101)
Other Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		41
Financial result			(1)	13
Cost and operating expenses		(8)	(10)	(13)
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Net operating revenue		476	645	372
Financial result		(37)	(13)	4
Cost and operating expenses		(998)	(857)	(546)
Vli S.a. [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		289	255	235
Financial result		(3)	(2)	(1)
Cost and operating expenses		(26)	(21)	(25)
Other Associates [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		1	1	5
Financial result				3
Associates [member]
IfrsStatementLineItems [Line Items]
Net operating revenue		290	256	240
Financial result		(3)	(2)	2
Cost and operating expenses		(26)	(21)	(25)
Bradesco [Member]
IfrsStatementLineItems [Line Items]
Financial result		381	(528)	(49)
Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Financial result		3	13	17
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		416	261	185
Major Stockholders [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		416	261	185
Financial result		$ 384	$ (515)	$ (32)

[1]	Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.